SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Jul. 27, 2020 USD ($) $ / shares shares	Jul. 27, 2020 ₪ / shares shares	Jun. 30, 2020 ₪ / shares shares	Feb. 04, 2020 $ / shares shares	Dec. 31, 2019 ₪ / shares shares	Jun. 30, 2019 $ / shares	Feb. 28, 2019 $ / shares shares	Nov. 30, 2017 $ / shares shares
Subsequent Event [Line Items]
Ordinary shares, par value per share | ₪ / shares			₪ 2.4		₪ 2.4
Shares issued | shares			30,172,943		8,272,908
Private Placement [Member]
Subsequent Event [Line Items]
Purchase price | $ / shares				$ 1.75
Shares issued | shares				2,720,178
Warrant [Member]
Subsequent Event [Line Items]
Shares called by warrants | shares								85,228
Purchase price | $ / shares						$ 2.57		$ 15.00
Warrants issued in the April 2020 Financing, the First May 2020 Financing and the Second May 2020 Financing [Member]
Subsequent Event [Line Items]
Shares called by warrants | shares	15,000,003	15,000,003
Purchase price | $ / shares	$ 0.80
Series D Warrants [Member]
Subsequent Event [Line Items]
Shares called by warrants | shares							968,992
Purchase price | $ / shares							$ 2.58
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Ordinary shares, par value per share | ₪ / shares		₪ 2.40
Shares called by warrants | shares	16,054,223	16,054,223
Reduced exercise price | $ / shares	$ 0.60
Shares issued | shares	16,054,223	16,054,223
Proceeds from issuance of ordinary shares and warrants to purchase ordinary shares, gross | $	$ 9,600
Proceeds from issuance of ordinary shares and warrants to purchase ordinary shares, net of offering expenses | $	$ 8,700
Subsequent Event [Member] | Warrant [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares called by warrants | shares	19,265,068	19,265,068
Purchase price | $ / shares	$ 0.80
Expiry period	5 years 6 months
Subsequent Event [Member] | Warrant [Member] | Private Placement [Member] | Investor [Member]
Subsequent Event [Line Items]
Shares called by warrants | shares	1,123,796	1,123,796
Purchase price | $ / shares	$ 0.75
Subsequent Event [Member] | Warrant [Member] | Minimum [Member]
Subsequent Event [Line Items]
Purchase price | $ / shares	0.80
Subsequent Event [Member] | Warrant [Member] | Maximum [Member]
Subsequent Event [Line Items]
Purchase price | $ / shares	$ 15.00